Schedule of information about provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Beginning of the period	$ 2,401
Additions from acquisition (note 19)		2,129
Additions	136	202
Increase (decrease) in liability	(98)	(14)
Accretion expense	59	84
End of the period	$ 2,498	$ 2,401